Transactions and Balances with Related Parties	6 Months Ended
Jun. 30, 2025
Transactions and Balances with Related Parties [Abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES

NOTE 7:- TRANSACTIONS AND BALANCES WITH RELATED PARTIES

a.	Balances with related parties:

	June 30, 2025		December 31, 2024
	Key management personnel	Other related parties	Key management personnel	Other related parties
Current assets	$-	659	$-	$4,239
Current liabilities	$90	154	$55	$245
Non-current liabilities	$-	182	$-	$-

(*)	See note 5.

b.	Transactions with related parties (not including amounts described in Note 6c):

	Six months ended		Year ended
	June 30,		December 31,
	2025	2024	2024

Research and development expenses	$55	$26	$63

c.	Benefits to key management personnel (including directors):

	Six months ended		Year ended
	June 30,		December 31,
	2025	2024	2024
Short-term benefits	$549	$438	$765

Management fees	$60	$60	$120

Cost of share-based payment	$151	$11	$157

d.	On February 23, 2023, the Company entered into an agreement with Jeffs’ Brands Ltd. (“Jeffs’ Brands”) and Jeffs’ Brands Holdings Inc. (“NewCo Inc.”), a newly-formed wholly owned subsidiary of Jeffs’ Brands, pursuant to which, at the closing and upon the terms and conditions set forth in the agreement, NewCo Inc. acquired from the Company a number of shares of stock equal to approximately a 49% interest in the Company’s wholly owned subsidiary, SciSparc Nutraceuticals Inc. which owns Wellution, for $2,500 in cash, and additional deferred cash payments of approximately $489 accounting for price adjustments related to inventory and working capital, which was paid in five equal monthly installments beginning in May 2023 (the “Price Adjustment”). As collateral for the payment in full of the Price Adjustment, SciSparc held back such number of shares of common stock of SciSparc Nutraceuticals Inc., equal to the outstanding due amount of the Price Adjustment (the “Holdback Shares”). Following the closing of the transaction on March 22, 2023, which included an equity conversion of financing amounts previously provided to SciSparc Nutraceuticals Inc.. by the Company for working capital, and the release of the Holdback Shares on January 31, 2024, upon the payment in full of the Price Adjustment by Jeffs’ Brands, the Company held approximately 51% of the share capital of SciSparc Nutraceuticals Inc.

Pursuant to the agreement, at the closing of the transaction, Jeffs’ Brands and SciSparc Nutraceuticals Inc. entered into a consulting agreement, pursuant to which Jeffs’ Brands provides management services to SciSparc Nutraceuticals Inc. for the Wellution brand for a monthly fee of $20 and Jeffs’ Brands received a one-time signing bonus in the amount of $51. The consulting agreement is for an undefined period of time and may be terminated by either party with 30 days’ advance notice. In November 2023, the monthly fee was reduced to $10. For the six-month period ended June 30, 2025, the Company has recorded management services expenses in the amount of $60 (equal to the amount recorded for the six-month period ended June 30, 2024).

As of June 30, 2025, the management fees owed to Jeffs’ Brands amounted to $182.

On October 10, 2025, the Company sold its holding in Scisparc Nutraceuticals Inc. to Neurothera Labs Inc. as part of the Transaction (see note 14d).
e.

On March 7, 2022, the Company entered into a cooperation agreement with Clearmind Medicine Inc. (“Clearmind”) pursuant to which the Company and Clearmind test and integrate their core technologies with a view to developing novel psychedelic drug candidates (the “Cooperation Agreement”). Dr. Adi Zuloff-Shani, the Company’s Chief Technologies Officer, Mr. Amitai Weiss, a member of the Company’s board of directors and the Company’s President, and Mr. Adler, the Company’s Chief Executive Officer and Chief Financial Officer serve as officers and directors of Clearmind.

During the six-month period ended June 30, 2025, the Company recognized expenses in respect of the Cooperation Agreement in the amount of $55.

f.

Mr. Weiss, a member of the Company’s board of directors and the Company’s President, was the chairman of the board of directors of AutoMax. Mr. Weiss resigned from the board of directors of AutoMax on October 16, 2025. (see Note 5).

g.

On August 13, 2024, the Company entered into an exclusive patent license agreement (the “License Agreement”), for the out-licensing of its SCI-160 program with Polyrizon Ltd. (“Polyrizon”), a biotech company focused on the development of innovative medical device hydrogels delivered in the form of nasal sprays. Pursuant to the License Agreement, the Company granted Polyrizon a royalty-bearing, exclusive, sub-licensable right and license to the SCI-160 platform (the “License”). Pursuant to the License Agreement, the Company received 320,000 ordinary shares of Polyrizon, pre-funded warrants to purchase 364,931 ordinary shares of Polyrizon, and common warrants to purchase 2,054,793 ordinary shares of Polyrizon, at an exercise price of $4.38 per share.

On December 30, 2024, pursuant to a share transfer agreement, the Company sold all of the Polyrizon ordinary shares and pre-funded warrants held by it, as well as an aggregate of 1,541,096 Polyrizon common warrants to third parties, for aggregate consideration of $770,548. In addition, in consideration for the License, the Company will receive royalties from sales related to the SCI-160 platform and income generated from it.

On April 1, 2025, the Company entered into a securities purchase agreement with Polyrizon, pursuant to which the Company participated in a private placement of Polyrizon, and invested $100,000 (out of an aggregate investment of approximately $17 million), in exchange for ordinary shares and Series A warrants to purchase ordinary shares, of Polyrizon. In addition, the Company entered into an exchange agreement with Polyrizon, pursuant to which the Company exchanged existing ordinary share warrants of Polyrizon held by it for Series A warrants to purchase ordinary shares of Polyrizon.

Mr. Oz Adler, the Company’s Chief Executive Officer and Chief Financial Officer, is a member of the board of directors of Polyrizon.